Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Summary of Property and Equipment Net, Expected Useful Lives

Property and equipment, net are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over the following expected useful lives:

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Property and equipment, net consists of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Buildings	543,500,662	544,298,466	83,417,390
Leasehold improvements	289,710,814	384,266,061	58,891,350
Furniture, fixtures and equipment	57,302,434	77,605,170	11,893,513
Motor vehicles	2,912,805	2,909,387	445,883
Total	893,426,715	1,009,079,084	154,648,136
Less: Accumulated depreciation	(295,096,805)	(353,833,524)	(54,227,360)
	598,329,910	655,245,560	100,420,776
Construction in progress	16,606,595	13,360,101	2,047,525
Property and equipment, net	614,936,505	668,605,661	102,468,301

Schedule of Depreciation Expense

Depreciation expense was RMB23,919,015, RMB37,340,304 and RMB59,719,534 (USD9,152,419) for the years ended December 31, 2018, 2019 and 2020, respectively, and were included in the following captions:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Hotel operating costs	21,313,405	31,671,274	50,324,493	7,712,566
General and administrative costs	2,605,610	5,669,030	9,395,041	1,439,853
Total	23,919,015	37,340,304	59,719,534	9,152,419